Financing Arrangements - Additional Information (Detail) - USD ($)	1 Months Ended			12 Months Ended
	Dec. 31, 2017	Apr. 30, 2017	Oct. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2017	Dec. 31, 2011
Line of Credit Facility [Line Items]
Borrowings under the revolving credit facility					$ 200,000,000
Payments under financing arrangements				$ 400,000,000	$ 220,000,000	$ 210,000,000
Outstanding letters of credit and bank guarantees				$ 33,682,000
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Five-year revolving credit facility								$ 500,000,000
Revolving credit facility, maturity term					5 years
Revolving credit facility, maturity period				2019-12
Borrowings under the revolving credit facility					$ 200,000,000		$ 200,000,000
Payments under financing arrangements		$ 200,000,000	$ 200,000,000
Outstanding borrowings				$ 0
Revolving Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, maturity period	2022-12